CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 57.9%
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.3%
Verizon Communications Inc.	85,790	$4,566,602

Entertainment - 1.0%
Activision Blizzard Inc.	45,900	3,626,559

TOTAL COMMUNICATION SERVICES		8,193,161

CONSUMER STAPLES - 3.3%
Beverages - 1.6%
Coca-Cola Co.	97,030	5,919,800

Household Products - 1.7%
Kimberly-Clark Corp.	16,290	2,242,319
Procter & Gamble Co.	23,950	3,842,777

Total Household Products		6,085,096

TOTAL CONSUMER STAPLES		12,004,896

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
DT Midstream Inc.	52,600	2,719,420
Enbridge Inc.	42,190	1,783,371
Equitrans Midstream Corp.	189,500	1,536,845
Williams Cos. Inc.	69,570	2,082,926

TOTAL ENERGY		8,122,562

FINANCIALS - 11.0%
Banks - 2.8%
Bank of America Corp.	96,700	4,461,738
JPMorgan Chase & Co.	37,900	5,631,940

Total Banks		10,093,678

Capital Markets - 6.4%
Blackstone Inc.	115,090	15,188,427
CME Group Inc.	6,920	1,588,140
Intercontinental Exchange Inc.	15,910	2,015,161
Trinity Capital Inc.	255,400	4,433,744

Total Capital Markets		23,225,472

Diversified Financial Services - 0.5%
Apollo Global Management Inc.	26,520	1,856,400

Insurance - 1.3%
Chubb Ltd.	13,210	2,606,069
Progressive Corp.	18,400	1,999,344
Total Insurance		4,605,413

TOTAL FINANCIALS		39,780,963

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2022 Quarterly Report	1

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
HEALTH CARE - 4.9%
Biotechnology - 0.5%
Amgen Inc.	8,430	$1,914,790

Pharmaceuticals - 4.4%
Johnson & Johnson	13,790	2,375,879
Merck & Co. Inc.	66,590	5,425,753
Pfizer Inc.	152,574	8,039,124

Total Pharmaceuticals		15,840,756

TOTAL HEALTH CARE		17,755,546

INDUSTRIALS - 5.3%
Aerospace & Defense - 2.2%
Lockheed Martin Corp.	9,030	3,513,844
Raytheon Technologies Corp.	47,980	4,327,316

Total Aerospace & Defense		7,841,160

Air Freight & Logistics - 0.5%
United Parcel Service Inc., Class B Shares	9,720	1,965,481

Electrical Equipment - 0.5%
Emerson Electric Co.	19,250	1,770,038

Machinery - 2.1%
Otis Worldwide Corp.	31,300	2,673,959
Stanley Black & Decker Inc.	27,760	4,848,284

Total Machinery		7,522,243

TOTAL INDUSTRIALS		19,098,922

INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 1.5%
Cisco Systems Inc.	100,350	5,586,485

Electronic Equipment, Instruments & Components - 0.5%
TE Connectivity Ltd.	12,220	1,747,582

IT Services - 0.7%
Paychex Inc.	20,390	2,401,126

Semiconductors & Semiconductor Equipment - 6.1%
ASML Holding NV, Registered Shares	2,710	1,835,212
Intel Corp.	66,100	3,227,002
NXP Semiconductors NV	16,670	3,424,685
QUALCOMM Inc.	57,150	10,044,684
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,370	1,026,413
Texas Instruments Inc.	12,890	2,313,626

Total Semiconductors & Semiconductor Equipment		21,871,622

See Notes to Schedule of Investments.

2	ClearBridge Tactical Dividend Income Fund 2022 Quarterly Report

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - 6.6%
Microsoft Corp.	61,170	$19,022,647
NortonLifeLock Inc.	51,530	1,340,295
Oracle Corp.	41,570	3,373,821

Total Software		23,736,763

Technology Hardware, Storage & Peripherals - 5.0%
Apple Inc.	103,150	18,028,557

TOTAL INFORMATION TECHNOLOGY		73,372,135

MATERIALS - 1.3%
Chemicals - 1.3%
Air Products & Chemicals Inc.	7,230	2,039,728
Huntsman Corp.	70,440	2,523,865

TOTAL MATERIALS		4,563,593

REAL ESTATE - 6.4%
Equity Real Estate Investment Trusts (REITs) - 6.4%
Alexandria Real Estate Equities Inc.	28,960	5,642,566
American Tower Corp.	9,210	2,316,315
Apartment Income REIT Corp.	42,788	2,260,062
Crown Castle International Corp.	5,072	925,691
Duke Realty Corp.	18,500	1,068,930
Equinix Inc.	3,260	2,363,174
Equity LifeStyle Properties Inc.	21,090	1,651,136
Gaming and Leisure Properties Inc.	37,347	1,687,337
Prologis Inc.	14,690	2,303,686
SBA Communications Corp.	5,740	1,868,026
Weyerhaeuser Co.	23,430	947,275

TOTAL REAL ESTATE		23,034,198

UTILITIES - 0.8%
Electric Utilities - 0.4%
NextEra Energy Inc.	16,520	1,290,543

Multi-Utilities - 0.4%
Sempra Energy	10,420	1,439,627

TOTAL UTILITIES		2,730,170

TOTAL COMMON STOCKS (Cost - $114,783,659)		208,656,146

	SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 19.6%
Diversified Energy Infrastructure - 8.4%
Energy Transfer LP	1,296,630	12,408,749
Enterprise Products Partners LP	513,970	12,150,251
Plains GP Holdings LP, Class A Shares	483,710	5,577,176

Total Diversified Energy Infrastructure		30,136,176

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2022 Quarterly Report	3

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES/UNITS	VALUE
Gathering/Processing - 0.9%
Rattler Midstream LP		249,910	$3,248,830

Global Infrastructure - 1.0%
Brookfield Renewable Partners LP		111,210	3,726,102

Liquids Transportation & Storage - 3.2%
Magellan Midstream Partners LP		188,720	9,222,746
PBF Logistics LP		191,350	2,500,945

Total Liquids Transportation & Storage			11,723,691

Oil/Refined Products - 4.0%
CrossAmerica Partners LP		156,720	3,496,423
MPLX LP		217,280	7,131,130
Sunoco LP		82,580	3,710,319

Total Oil/Refined Products			14,337,872

Petrochemicals - 1.4%
Westlake Chemical Partners LP		183,299	4,892,250

Power Generation - 0.7%
NextEra Energy Partners LP		33,340	2,507,835

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $46,402,192)			70,572,756

	RATE	SHARES
CONVERTIBLE PREFERRED STOCKS - 14.6%
COMMUNICATION SERVICES - 2.2%
Media - 1.1%
ViacomCBS Inc., Non Voting Shares	5.750%	69,293	4,045,325

Wireless Telecommunication Services - 1.1%
2020 Cash Mandatory Exchangeable Trust	5.250%	3,769	3,758,052

TOTAL COMMUNICATION SERVICES			7,803,377

CONSUMER DISCRETIONARY - 1.6%
Auto Components - 1.2%
Aptiv PLC, Non Voting Shares	5.500%	27,670	4,310,432

Internet & Direct Marketing Retail - 0.4%
2020 Mandatory Exchangeable Trust	6.500%	1,238	1,408,993

TOTAL CONSUMER DISCRETIONARY			5,719,425

FINANCIALS - 2.8%
Capital Markets - 2.8%
KKR & Co. Inc., Non Voting Shares	6.000%	115,490	10,250,892

HEALTH CARE - 1.6%
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp., Non Voting Shares	5.500%	2,934	341,928
Danaher Corp., Non Voting Shares	4.750%	2,790	5,318,438

TOTAL HEALTH CARE			5,660,366

See Notes to Schedule of Investments.

4	ClearBridge Tactical Dividend Income Fund 2022 Quarterly Report

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE		SHARES	VALUE
INFORMATION TECHNOLOGY - 3.7%
Semiconductors & Semiconductor Equipment - 3.7%
Broadcom Inc., Non Voting Shares	8.000%		7,214	$13,213,307

UTILITIES - 2.7%
Electric Utilities - 1.3%
NextEra Energy Inc.	6.219%		88,590	4,552,640

Gas Utilities - 0.8%
South Jersey Industries Inc.	8.750%		31,730	1,703,266
Spire Inc.	7.500%		23,900	1,175,163

Total Gas Utilities				2,878,429

Multi-Utilities - 0.6%
DTE Energy Co.	6.250%		45,450	2,311,133

TOTAL UTILITIES				9,742,202

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $39,262,381)				52,389,569

INVESTMENTS IN UNDERLYING FUNDS - 2.2%
Ares Capital Corp.			44,860	991,406	(a)
Barings BDC Inc.			226,900	2,459,596	(a)
TriplePoint Venture Growth BDC Corp.			272,242	4,590,000	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $6,057,170)				8,041,002

	RATE	MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 2.0%
COMMUNICATION SERVICES - 0.4%
Entertainment - 0.4%
IMAX Corp., Senior Notes	0.500%	4/1/26	$1,500,000	1,424,250	(b)

CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	6/15/23	1,305,000	1,664,816

INDUSTRIALS - 1.1%
Airlines - 1.1%
American Airlines Group Inc., Senior Notes	6.500%	7/1/25	3,114,000	4,132,252

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $6,155,651)				7,221,318

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2022 Quarterly Report	5

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Internet & Direct Marketing Retail - 0.6%
Qurate Retail Inc. (Cost - $2,425,009)	8.000%	23,000	$2,211,220

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $215,086,062)			349,092,011

SHORT-TERM INVESTMENTS - 3.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	8,990,380	8,990,380
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	2,247,595	2,247,595	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,237,975)			11,237,975

TOTAL INVESTMENTS - 100.0% (Cost - $226,324,037)			360,329,986
Liabilities in Excess of Other Assets - (0.0)%††			(66,541)

TOTAL NET ASSETS - 100.0%			$360,263,445

††	Represents less than 0.1%.

(a)	Security is a business development company.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $2,247,595 and the cost was $2,247,595 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Tactical Dividend Income Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$208,656,146	—	—	$208,656,146
Master Limited Partnerships	70,572,756	—	—	70,572,756
Convertible Preferred Stocks:
Communication Services	4,045,325	$3,758,052	—	7,803,377
Consumer Discretionary	4,310,432	1,408,993	—	5,719,425
Utilities	8,567,039	1,175,163	—	9,742,202
Other Convertible Preferred Stocks	29,124,565	—	—	29,124,565
Investments in Underlying Funds	8,041,002	—	—	8,041,002
Convertible Bonds & Notes	—	7,221,318	—	7,221,318
Preferred Stocks	2,211,220	—	—	2,211,220

Total Long-Term Investments	335,528,485	13,563,526	—	349,092,011

Short-Term Investments†	11,237,975	—	—	11,237,975

Total Investments	$346,766,460	$13,563,526	—	$360,329,986

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2022. The following transactions were effected in such company for the period ended January 31, 2022.

	Affiliate Value at October 31,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$837,233	$4,513,700	4,513,700	$3,103,338	3,103,338

9

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$37	—	$2,247,595

10